Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Discontinued Operations [line items]
Attributable income tax expense	$ (347)
Profit after tax for the financial year from discontinued operations	1,190	$ 179	[1]	$ 156	[1]
Profit attributable to:
Equity holders of the Company	1,190	179	[1]	156	[1]
Profit after tax for the financial year from discontinued operations	1,190	179	[1]	156	[1]
Cash flows from discontinued operations
Depreciation	26	78		74
Amortisation	10	28		26
Discontinued operations
Disclosure of Discontinued Operations [line items]
Revenue	645	1,775		1,699
Cost of sales	(412)	(1,143)		(1,102)
Gross profit	233	632		597
Operating cost	(138)	(378)		(360)
Operating profit	95	254		237
Profit/(loss) on disposals	1,471	3		(8)
Profit before finance costs	1,566	257		229
Finance costs	(6)	(18)		(19)
Profit before tax	1,560	239		210
Attributable income tax expense	(370)	(60)		(54)
Profit after tax for the financial year from discontinued operations	1,190	179		156
Profit attributable to:
Equity holders of the Company	1,190	179		156
Profit after tax for the financial year from discontinued operations	$ 1,190	$ 179		$ 156
Basic earnings (loss) per share from discontinued operations (in usd per share)	$ 1.57	$ 0.23		$ 0.20
Diluted earnings (loss) per share from discontinued operations (in usd per share)	$ 1.55	$ 0.23		$ 0.20
Cash flows from discontinued operations
Net cash inflow from operating activities	$ (435)	$ 234		$ 326
Net cash outflow from investing activities	3,446	(102)		(60)
Net cash outflow from financing activities	$ (6)	$ (28)		$ (22)

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.